PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Original cost:	$ 2,625,289	$ 2,426,900
Accumulated depreciation	(1,990,165)	(1,810,214)
Property and equipment, net	635,124	616,686
Buildings and building improvements, including facility infrastructure [Member]
Property, Plant and Equipment [Line Items]
Original cost:	343,247	333,696
Accumulated depreciation	(215,515)	(205,604)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Original cost:	2,282,042	2,093,204
Accumulated depreciation	$ (1,774,650)	$ (1,604,610)